10-Q Notes payable - Schedule of interest expense by credit facility (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes payable
Stated interest expense	$ 13,241	$ 11,565	$ 46,456	$ 44,743	$ 45,137
Amortization of debt discount/ premium and deferred financing fees	1,605	1,795	7,064	8,449	8,571
Total interest expense	14,846	13,360	53,520	53,192	53,708
Interest expense on deferred consideration	$ 100	$ 800	$ 2,436	$ 5,913	$ 9,700
Senior Secured Notes – 2029 | Line of credit
Notes payable
Effective interest rate	12.13%
Stated interest expense	$ 6,459
Amortization of debt discount/ premium and deferred financing fees	247
Total interest expense	$ 6,706
Senior Secured Notes – 2027
Notes payable
Effective interest rate			10.69%
Stated interest expense			$ 6,263
Amortization of debt discount/ premium and deferred financing fees			311
Total interest expense			$ 6,574
Senior Secured Notes – 2027 | Line of credit
Notes payable
Effective interest rate	10.69%	10.69%
Stated interest expense	$ 1,338	$ 1,359
Amortization of debt discount/ premium and deferred financing fees	81	65
Total interest expense	$ 1,419	$ 1,424
Senior Secured Notes – 2026
Notes payable
Effective interest rate			9.30%	9.33%	8.00%
Stated interest expense			$ 36,687	$ 36,750	$ 38,000
Amortization of debt discount/ premium and deferred financing fees			5,193	4,805	4,193
Total interest expense			$ 41,880	$ 41,555	$ 42,193
Senior Secured Notes – 2026 | Line of credit
Notes payable
Effective interest rate	9.30%	9.30%
Stated interest expense	$ 4,906	$ 9,074
Amortization of debt discount/ premium and deferred financing fees	717	1,240
Total interest expense	$ 5,623	$ 10,314
Bloom Notes - 2025
Notes payable
Effective interest rate			10.36%	10.35%	10.35%
Stated interest expense			$ 127	$ 2,440	$ 2,433
Amortization of debt discount/ premium and deferred financing fees			200	3,644	3,274
Total interest expense			$ 327	$ 6,084	$ 5,707
Bloom Notes - 2025 | Line of credit
Notes payable
Effective interest rate		10.36%
Stated interest expense		$ 120
Amortization of debt discount/ premium and deferred financing fees		142
Total interest expense		$ 262
Bloom Notes - 2024
Notes payable
Effective interest rate			10.00%	10.00%	10.00%
Stated interest expense			$ 78	$ 3,027	$ 2,825
Amortization of debt discount/ premium and deferred financing fees			0	0	1,030
Total interest expense			$ 78	$ 3,027	$ 3,855
Bloom Notes - 2024 | Line of credit
Notes payable
Effective interest rate		10.00%
Stated interest expense		$ 81
Amortization of debt discount/ premium and deferred financing fees		0
Total interest expense		$ 81
Amended Needham LOC
Notes payable
Effective interest rate			7.99%	7.99%
Stated interest expense			$ 1,196	$ 34
Amortization of debt discount/ premium and deferred financing fees			1,261	0
Total interest expense			$ 2,457	$ 34
Amended Needham LOC | Line of credit
Notes payable
Effective interest rate	8.99%	7.99%
Stated interest expense	$ 268	$ 279
Amortization of debt discount/ premium and deferred financing fees	560	348
Total interest expense	$ 828	$ 627
ABL Facility – EWB Note
Notes payable
Effective interest rate			6.00%	6.00%	6.00%
Stated interest expense			$ 730	$ 607	$ 118
Amortization of debt discount/ premium and deferred financing fees			99	0	0
Total interest expense			$ 829	$ 607	$ 118
ABL Facility – EWB Note | Line of credit
Notes payable
Effective interest rate	6.00%	6.00%
Stated interest expense	$ 180	$ 180
Amortization of debt discount/ premium and deferred financing fees	0	0
Total interest expense	$ 180	$ 180
Seller note payable | Line of credit
Notes payable
Effective interest rate	5.00%	5.00%
Stated interest expense	$ 51	$ 54
Amortization of debt discount/ premium and deferred financing fees	0	0
Total interest expense	51	$ 54
Other notes payable | Line of credit
Notes payable
Stated interest expense	39
Amortization of debt discount/ premium and deferred financing fees	0
Total interest expense	$ 39
Other notes payable - BHH Note
Notes payable
Effective interest rate			15.00%	14.79%	14.79%
Stated interest expense			$ 841	$ 1,128	$ 1,125
Amortization of debt discount/ premium and deferred financing fees			0	0	0
Total interest expense			$ 841	$ 1,128	$ 1,125
Other notes payable - BHH Note | Line of credit
Notes payable
Effective interest rate		15.00%
Stated interest expense		$ 277
Amortization of debt discount/ premium and deferred financing fees		0
Total interest expense		$ 277
Other notes payable - VOWL Note
Notes payable
Effective interest rate			4.25%	5.90%	5.90%
Stated interest expense			$ 99	$ 183	$ 304
Amortization of debt discount/ premium and deferred financing fees			0	0	0
Total interest expense			$ 99	$ 183	304
Other notes payable - VOWL Note | Line of credit
Notes payable
Effective interest rate		5.90%
Stated interest expense		$ 28
Amortization of debt discount/ premium and deferred financing fees		0
Total interest expense		$ 28
Other notes payable - NGC Note
Notes payable
Effective interest rate			12.00%	12.00%
Stated interest expense			$ 96	$ 100
Amortization of debt discount/ premium and deferred financing fees			0	0
Total interest expense			96	100
Other notes payable - NGC Note | Line of credit
Notes payable
Effective interest rate		12.00%
Stated interest expense		$ 47
Amortization of debt discount/ premium and deferred financing fees		0
Total interest expense		47
Other notes payable - miscellaneous
Notes payable
Stated interest expense			124	12	5
Amortization of debt discount/ premium and deferred financing fees			0	0	0
Total interest expense			$ 124	$ 12	$ 5
Other notes payable - miscellaneous | Line of credit
Notes payable
Stated interest expense		66
Amortization of debt discount/ premium and deferred financing fees		0
Total interest expense		$ 66